SCHEDULE OF FUTURE INCOME TAX ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Unused income tax losses	$ 166,346,000	$ 150,219,271	$ 138,384,521
Unrecognized deferred tax assets	(166,346,000)	(150,219,271)	(138,384,521)
Deferred income tax assets recognized
Resource assets [member]
IfrsStatementLineItems [Line Items]
Property and equipment	827,000	1,024,271	1,024,271
Gross unamortized share issue costs [member]
IfrsStatementLineItems [Line Items]
Property and equipment	1,280,000	810,000	1,081,250
Capitalized expenses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	10,088,000	5,900,000	2,368,000
Canadian non-capital losses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	27,466,000	22,585,000	21,955,000
Canadian capital losses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	5,252,000	5,300,000	5,156,000
US non-capital losses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	98,396,000	95,300,000	93,000,000
Singapore non-capital losses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	18,254,000	19,300,000	13,800,000
Property and equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 4,783,000